Acquisitions & Divestitures - Purchase Price Allocation 2019 (Details) - USD ($) $ in Millions	Jul. 09, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisitions
Goodwill		$ 55,643	$ 53,765	$ 52,471
Red Hat, Inc.
Acquisitions
Current assets	$ 3,186
Property, plant, and equipment/noncurrent assets	948
Goodwill	22,985	$ 20,300
Total assets acquired	40,592
Current liabilities	1,395
Noncurrent liabilities	4,117
Total liabilities assumed	5,512
Total purchase price	$ 35,080
Weighted average useful life	10 years 10 months 24 days
Cash and cash equivalents	$ 2,200
Short-term debt	485
Red Hat, Inc. | Client relationships
Acquisitions
Intangible assets	$ 7,215
Weighted average useful life	10 years
Red Hat, Inc. | Completed technology
Acquisitions
Intangible assets	$ 4,571
Weighted average useful life	9 years
Red Hat, Inc. | Trademarks
Acquisitions
Intangible assets	$ 1,686
Weighted average useful life	20 years